Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	13.60%	4.08%	11.49%	(19.97%)